Operations (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of subsidiaries

Subsidiaries	Headquarters	Main activity	%	Investor
Copel Geração e Transmissão S.A. (Copel GeT)	Curitiba/PR	Production and transmission of electricity	100.0	Copel
Copel Distribuição S.A. (Copel DIS)	Curitiba/PR	Distribution of electricity	100.0	Copel
Copel Serviços S.A. (Copel SER)	Curitiba/PR	Service provision	100.0	Copel
Copel Comercialização S.A. (Copel COM)	Curitiba/PR	Commercialization of electricity	100.0	Copel
Elejor – Centrais Elétricas do Rio Jordão S.A.	Curitiba/PR	Production of electricity	70.0	Copel
São Bento Energia, Investimentos e Participações S.A. (São Bento)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Nova Asa Branca I Energias Renováveis S.A.	S. Miguel do Gostoso/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca II Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca III Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Eurus IV Energias Renováveis S.A.	Touros/RN	Production of electricity from wind sources	100.0	Copel GeT
Santa Maria Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Santa Helena Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Ventos de Santo Uriel S.A.	João Câmara/RN	Production of electricity from wind sources	100.0	Copel GeT
Cutia Empreendimentos Eólicos S.A. (Cutia)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Brownfield Investment Holding Ltda. (Brownfield)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Ventos de Serra do Mel B S.A. (Serra do Mel)	Serra do Mel/RN	Control and management of interests	68.8	Copel GeT
			31.2	Brownfield
Aventura Holding S.A. (Aventura)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
SRMN Holding S.A. (SRMN)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Costa Oeste Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Marumbi Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Uirapuru Transmissora de Energia S.A	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Mata de Santa Genebra Transmissão S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Bela Vista Geração de Energia S.A.	Curitiba/PR	Production of electricity	100.0	Copel GeT
F.D.A. Geração de Energia Elétrica S.A. (FDA)	Curitiba/PR	Production of electricity	100.0	Copel GeT
Jandaíra I Energias Renováveis S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra II Energias Renováveis S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra III Energias Renováveis S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra IV Energias Renováveis S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Eol Potiguar B61 SPE S.A.(a)	Serra do Mel/RN	Production of electricity from wind sources	100.0	Copel GeT
GE Olho D’Água S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Boa Vista S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Farol S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE São Bento do Norte S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
Central Geradora Eólica São Bento do Norte I S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte II S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte III S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel I S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel II S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel III S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Guajiru S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Jangada S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Potiguar S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Cutia S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Maria Helena S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Esperança do Nordeste S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Paraíso dos Ventos do Nordeste S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Eol Potiguar B141 SPE S.A.	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Eol Potiguar B142 SPE S.A.	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Eol Potiguar B143 SPE S.A.	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Eol Ventos de Vila Paraíba IV SPE S.A.	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Central Eólica Aventura II S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Aventura
Central Eólica Aventura III S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Aventura
Central Eólica Aventura IV S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Aventura
Central Eólica Aventura V S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Aventura
Central Eólica SRMN I S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	SRMN
Central Eólica SRMN II S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	SRMN
Central Eólica SRMN III S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	SRMN
Central Eólica SRMN IV S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	SRMN
Central Eólica SRMN V S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	SRMN
(a) Wind farm with 99.99992% interest in Copel Get and 0.00008% in Brownfield.

Schedule of joint venture

Joint ventures	Headquarters	Main activity	%	Investor
Voltalia São Miguel do Gostoso I Participações S.A. (a)	São Paulo/SP	Interests in companies	49.0	Copel
Caiuá Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Integração Maranhense Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Matrinchã Transmissora de Energia (TP NORTE) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Guaraciaba Transmissora de Energia (TP SUL) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Paranaíba Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	24.5	Copel GeT
Cantareira Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
(a) The controlling company of Voltalia São Miguel do Gostoso Participações S.A., which in turn is the holding company for 4 SPEs: São João Wind Power Plant S.A., Carnaúba Wind Power Plant S.A., Reduto Wind Power Plant S.A. and Santo Cristo Wind Power Plant S.A.

Schedule of associated companies

Associated companies	Headquarters	Main activity	%	Investor
Dona Francisca Energética S.A.	Agudo/RS	Production of electricity	23.03	Copel
Foz do Chopim Energética Ltda.	Curitiba/PR	Production of electricity	35.77	Copel GeT

Schedule of consideration transferred for assets acquired and technical goodwill

Net assets acquired at fair value
HPP Mauá (49% acquired)	794,167
MSG (49,9% acquired)	547,553
1,341,720
Consideration
Cash	196,609
Transfer of HPP Colíder (100% previously held)	1,104,829
Contingent consideration	383,115
(-) Indemnification asset	(342,833)
1,341,720

Schedule of final values of the business combination
The following table summarizes the consideration paid and the amounts of assets and liabilities recognized at fair value on the acquisition date for both the acquired and the previously interest, as required by the standard for step acquisition.

	HPP Mauá	Mata de Santa Genebra	Totals
Consideration			1,684,553
Cash			196,609
Transfer of HPP Colíder			1,104,829
Consideration Contingent			383,115
Indemnification Asset			(342,833)
HPP Mauá			(151,087)
MSG			(191,746)
Fair value of equity interest held prior to the business combination			1,380,581
HPP Mauá			830,834
MSG			549,747
Total consideration			2,722,301

Assets	2,122,351	3,381,044	5,503,395
Cash and cash equivalents	531	5,645	6,176
Bonds and securities	556	106,543	107,099
Customers	–	38,173	38,173
Contract assets	–	3,110,665	3,110,665
Taxes recoverable	30,432	22,686	53,118
Bonds and restricted deposits	51,522	94,777	146,299
Other receivables	2,780	1,593	4,373
Deferred income tax and social contribution	37,519	–	37,519
Property, plant and equipment and right-of-use asset	1,197,819	145	1,197,964
Intangible assets	801,192	817	802,009
Liabilities	497,351	2,283,743	2,781,094
Accounts payable to suppliers	420	7,180	7,600
Debentures, loans and financing	139,599	1,794,272	1,933,871
Accounts payable related to concession	48,992	–	48,992
Other accounts payable	–	11,721	11,721
Provisions for legal claims	9,119	25,474	34,593
Contingent liabilities	299,221	358,787	658,008
Deferred income tax and social contribution	–	86,309	86,309
Net assets at fair value	1,625,000	1,097,301	2,722,301

Schedule of results of subidiaries before and after the date of the business combination
The table below presents the results of MSG and HPP Mauá before and after the date of the business combination.

	HPP Mauá (a)	MSG	Totals
Net operating revenue	232,938	395,550	628,488
Until May 31, 2025	95,649	198,526	294,175
From June 1, 2025 to December 31, 2025	137,289	197,024	334,313
Net income	75,823	103,390	179,213
Until May 31, 2025	24,847	46,021	70,868
From June 1, 2025 to December 31, 2025	50,976	57,369	108,345
(a) Estimated information for 49% of the results of the HPP Mauá, which is not a separate legal entity, given that the plant's revenue and profits were included in Eletrobrás Statements of Financial Position until May 31, 2025, and in Copel GeT Statements of Financial Position as of June 1, 2025.